Item 1. Schedule of Investments.


T. Rowe Price International Equity Index Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                            Shares        Value
 (Cost and value in $ 000s)

 EUROPE/FAR EAST  1.6%
 Common Stocks  1.6%
iShares MSCI EAFE (USD)                              4,556          624

 Total Europe/Far East (Cost $611)                                  624

 FOREIGN/EUROPE  0.8%
 Common Stocks  0.8%
iShares MSCI EMU (USD)                               5,600          333

 Total Foreign/Europe (Cost $318)                                   333

 FOREIGN/PACIFIC EX-JAPAN  0.1%
 Common Stocks  0.1%
iShares Pacific ex-Japan Index (USD)                    800           59

 Total Foreign/Pacific ex-Japan (Cost $55)                            59

 AUSTRALIA  5.0%
 Common Stocks  4.7%
 Adelaide Bank                                           211           1

 Adelaide Brighton                                       521           0

 Alinta                                                  508           2

 Alumina                                                 4,584         17

 Amcor                                                   4,755         23

 AMP Limited                                             8,917         39

 Ansell Limited                                          518           3

 APN News & Media                                        664           2

 Aristocrat Leisure                                      1,877         7

 Austereo Group                                          1,422         1

 Australand Property Group                               1,505         2

 Australia & New Zealand Banking                         8,199         104

 Australian Foundation Investment                        4,047         9

 Australian Gas Light                                    1,794         16

 Australian Leisure and Hospitality Group *              1,367         3

 Australian Pharmaceutical Industries                    883           2

 Australian Stock Exchange, Equity Units                 401           4

 AWB                                                     1,336         4

 AXA Asia Pacific                                       5,289         12

 Bank of Queensland                                      353           2

 Bendigo Bank                                            292           2

BHP Billiton                                            17,386         161

 Billabong International                                547            3

 Bluescope Steel ss.                                    2,926          15

 Boral                                                  2,413          12

 Brambles Industries LTD ss.                            5,038          21

 Brickworks                                             406            3

 Burns, Philip & Company *                              5,903          3

 Caltex Australia                                       618            4

 Centro Properties Group, REIT                          2,623          8

 CFS Gandel Retail Trust, Equity Units                  6,139          6

 Challenger Financial Services Group *                  7,175          2

 Coca Cola Amatil                                       2,119          10

 Cochlear Limited                                       130            2

 Coles Myer                                             5,939          37

 Commonwealth Bank of Australia                         5,832          128

 Computershare                                          2,413          5

 Corporate Express Australia                            886            3

 CSL Limited                                            755            14

 CSR                                                    3,559          6

 Downer EDI                                             1,133          3

 Envestra                                               2,638          2

 Flight Centre                                          167            2

 Foodland Associated                                    777            10

 Foster's Group                                         9,786          32

 Futuris                                                2,438          3

 General Property Trust, Equity Units                   7,816          19

 Gunns                                                  301            3

 GWA International                                      1,182          3

 Harvey Norman                                          2,608          6

 Hills Motorway Group                                   443            2

 Iluka Resources                                        547            2

 Incitec Pivot                                          68             1

 Insurance Australia Group                              6,794          24

 James Hardie Industries                                1,670          7

 John Fairfax                                           671            2

 Leighton Holdings                                      444            3

 Lend Lease ss.                                         1,640          12

 Lion Nathan                                            1,558          8

 Macquarie Airports, Equity Units                       1,686          3

 Macquarie Bank                                         1,005          23

Macquarie Goodman Management *                          527            1

 Macquarie Infrastructure Group
Equity Units                                            8,305          20

 Mayne Group                                            3,986          10

 Metcash Trading                                        1,101          2

 Minara Resources *                                     1,346          2

 Mirvac                                                 2,885          9

 National Australia Bank                                7,216          135

 National Foods                                         1,928          6

 Newcrest Mining                                        1,387          14

 News Corporation                                       6,536          56

 Novogen Limited *                                      374            1

 Nufarm                                                 614            3

 OneSteel                                               2,008          4

 Orica                                                  1,451          16

 Origin Energy                                          2,350          10

 Oxiana Limited *                                       4,625          3

 Pacifica Group                                         329            1

 Paperlinx                                              1,811          6

 Patrick Corporation                                    2,015          8

 Perpetual Trust Australia                              128            4

 Promina Group                                          4,099          11

 Publishing & Broadcasting                              547            5

 Qantas Airways                                         2,823          7

 QBE Insurance ss.                                      2,941          26

 Rinker Group                                           4,578          27

 Rio Tinto                                              1,830          49

 Rural Press                                            140            1

 Santos                                                 4,453          23

 SFE Corporation                                        514            2

 Sigma                                                  529            3

 Simsmetal Group                                        345            3

 Smorgon Steel Group                                    2,081          2

 Sonic Healthcare                                       829            5

 Southcorp *                                            3,076          7

 Southern Cross Broadcasting                            139            1

 Spotless Group                                         493            2

 St. George Bank                                        2,477          37

 Stockland                                              4,814          19

 Suncorp Metway                                         2,138          21

 TAB                                                    1,687          6

Tabcorp                                                 1,597          16

 Telstra                                                10,575         37

 Ten Network Holdings                                   923            2

 Toll Holdings                                          1,447          11

 Transurban *                                           1,898          7

 UNiTAB                                                 527            3

 Virgin Blue Holdings *                                 1,194          2

 Washington H. Soul Pattinson & Company                 503            3

 Wesfarmers                                             1,746          36

 West Australian Newspapers                             151            1

 Westfield Group, REIT *                                7,904          84

 Westpac Banking                                        8,291          98

 WMC Resorces                                           5,768          21

 Woodside Petroleum                                     2,267          29

 Woolworths                                             4,843          40

                                                                     1,826

 Preferred Stocks  0.3%
 News Corporation                                       14,204         114

 Rural Press                                            297            2

                                                                       116

 Total Australia (Cost $1,660)                                        1,942

 AUSTRIA  0.2%
 Common Stocks  0.2%
 Erste Bank                                             848            33

 EVN                                                    7              0

 Immofinanz Immobilien Anlagen *                        1,265          10

 Oest Electrizitas, Class A *                           18             3

 OMV                                                    48             11

 Telekom Austria                                        1,797          28

 Wienerberger                                           267            10

 Total Austria (Cost $61)                                              95

 BELGIUM  1.0%
 Common Stocks  1.0%
 Agfa Gevaert                                           520            12

 Almanij                                                215            13

 CNP                                                    17             2

 Colruyt                                                62             8

Delhaize Group                                          344            16

 Dexia                                                  3,945          66

 Electrabel                                             183            58

 Fortis                                                 3,291          71

 Groupe Bruxelles Lambert                               340            21

 Interbrew                                              649            20

 KBC Bank                                               406            23

 Mobistar *                                             170            11

 RTL Group                                              161            9

 SES Global (1 FDR Represents 1 A share)                893            8

 Solvay                                                 144            12

 UCB                                                    493            23

 Umicore                                                122            8

 Total Belgium (Cost $334)                                             381

 CHINA  0.5%
 Common Stocks  0.5%
 Brilliance China Automotive (HKD)                      6,000          2

 China Insurance (HKD)                                  2,000          1

 China Mobile (Hong Kong) (HKD)                         28,000         81

 China Overseas Land (HKD)                              6,000          1

 China Resources Enterprise (HKD)                       10,000         12

 China Unicom (HKD)                                     12,000         9

 Citic Pacific (HKD)                                    4,000          10

 Cnooc (HKD)                                            50,000         24

 Global Bio-chem Technology (HKD)                       6,000          5

 Guangzhou Investment Company (HKD)                     10,000         1

 Semiconductor Manufacturing International (HKD) *      21,000         4

 Shanghai Industrial Holdings (HKD) ss.                 14,000         25

 TCL (HKD)                                              4,000          1

 TPV Technology (HKD)                                   2,000          1

 Total China (Cost $195)                                              177

 DENMARK  0.7%
 Common Stocks  0.7%
 A P Moller-Maersk, Series B                            5              35

 Carlsberg, Series B                                    138            7

 Coloplast                                              58             6

 Danisco                                                200            10

Danske Bank                                             3,130          72

 Falck *                                                187            1

 Group 4 *                                              187            3

 H. Lundbeck                                            553            11

 ISS                                                    139            7

 Jyske *                                                203            12

 Novo Nordisk, Series B                                 1,013          52

 Novozymes, Series B                                    245            11

 TDC                                                    1,010          33

 Vestas Wind Systems *                                  973            12

 William Demant *                                       113            4

 Total Denmark (Cost $243)                                             276

 FINLAND  1.0%
 Common Stocks  1.0%
 Fortum                                                 2,018          28

 Kone                                                   168            10

 Metso ss.                                               490            6

 Nokia                                                  21,606         248

 Sampo, Series A                                        1,515          14

 Stora Enso                                             3,152          44

 TietoEnator                                            246            7

 UPM-Kymmene                                            2,125          41

 Total Finland (Cost $590)                                            398

 FRANCE  9.2%
 Common Stocks  9.2%
 Accor                                                  979            42

 Air France *                                           700            11

 Alcatel *ss.                                           5,639          73

 Arcelor                                                2,083          35

 Assurances Generales de France                         206            12

 Autoroutes du Sud de la France                         240            10

 Aventis ss.                                            3,575          277

 AXA                                                    8,302          170

 BNP Paribas                                            4,064          237

 Bouygues                                               1,150          39

 Cap Gemini *                                           528            18

 Carrefour ss.                                          3,167          151

Casino Guichard-Perrachon ss.                           172            14

 Christian Dior                                         354            22

 Ciments Francais                                       27             2

 CNP Assurances                                         135            8

 Compagnie de Saint-Gobain ss.                          1,600          78

 Credit Agricole ss.                                    2,677          63

 Dassault Systemes                                      253            11

 Essilor International                                  464            28

 Eurazeo                                                67             4

 France Telecom *                                       5,807          144

 Gecina                                                 132            10

 Groupe Danone                                          1,226          101

 Imerys                                                 108            7

 JC Decaux *ss.                                         275            6

 Klepierre                                              108            7

 L'Air Liquide                                          451            73

 L'Air Liquide (Bonus shares) *                         45             7

 L'Oreal                                                1,565          112

 Lafarge                                                759            65

 Lagardere S.C.A.                                       690            42

 LVMH                                                   1,694          116

 Michelin                                               505            28

 Natexis Banques Populaires                             31             3

 Pernod-Ricard                                          341            41

 Peugeot                                                875            50

 Pinault Printemps Redoute                              450            44

 Publicis ss.                                           672            18

 Renault                                                977            77

 Rexel                                                  67             3

 Sagem                                                  55             5

 Sanofi-Synthelabo ss.                                  1,652          110

 Schneider Electric                                     1,028          65

 Societe BIC                                            199            9

 Societe Generale                                       2,046          168

 Societe Television Francaise 1                         643            18

 Sodexho Alliance                                       462            13

 Suez                                                   4,593          91

 Thales                                                 416            14

 Thomson                                                1,139          21

 Total                                                  3,006          583

Unibail                                                 185            19

 Valeo                                                  305            12

 Veolia Environnement                                   1,389          37

 Vinci                                                  393            40

 Vivendi Universal *                                    4,872          122

 Total France (Cost $3,373)                                           3,586

 GERMANY  6.7%
 Common Stocks  6.6%
 Adidas-Salomon                                         216            26

 Allianz                                                1,791          173

 Altana                                                 258            14

 AMB                                                    53             4

 BASF                                                   2,735          146

 Bayer                                                  3,383          90

 Bayerische Hypo-und Vereinsbank *                      2,426          39

 Beiersdorf, Series A                                   65             8

 BMW                                                    1,423          63

 Celesio                                                98             6

 Commerzbank *                                          2,109          36

 Continental                                            596            28

 DaimlerChrysler                                        4,560          204

 Degussa                                                182            6

 Depfa Bank                                             1,545          21

 Deutsche Bank                                          2,654          184

 Deutsche Boerse                                        446            22

 Deutsche Lufthansa *                                   767            9

 Deutsche Post                                          1,973          40

 Deutsche Telekom *                                     14,253         239

 E.On                                                   3,231          230

 Fresenius Medical Care                                 137            10

 Hannover Rueckversicherung                             223            7

 Heidelberger Druckmaschinen *                          446            14

 Heidelberger Zement                                    158            7

 Henkel                                                 213            14

 Hypo Real Estate *                                     566            18

 Infineon Technologies *                                3,309          36

 Karstadt ss.                                            344            7

 Linde                                                  428            23

 MAN                                                    437            16

METRO                                                   721            33

 MLP                                                    436            6

 Munich Re                                              1,010          97

 RWE                                                    1,808          88

 SAP                                                    1,094          175

 Schering                                               888            50

 Siemens                                                4,046          284

 Suedzucker                                             435            8

 T-Online International *                               1,443          16

 ThyssenKrupp                                           1,813          32

 TUI ss.                                                564            10

 Volkswagen                                             1,060          43

                                                                     2,582

 Preferred Stocks  0.1%
 Fresenius Medical Care                                 122            6

 Henkel (Non-Voting shares)                             240            18

 Porsche                                                34             22

                                                                       46

 Total Germany (Cost $2,620)                                         2,628

 GREECE  0.4%
 Common Stocks  0.4%
 Alpha Bank                                             1,094          26

 Bank of Piraeus                                        642            7

 Coca-Cola Hellenic Bottling                            419            10

 Commercial Bank of Greece                              367            8

 Cosmote                                                520            8

 EFG Eurobank Ergasias                                  1,097          24

 Greek Organization of Football Prognostics             660            13

 Hellenic Petroleum                                     322            3

 Hellenic Telecommunications Organization               1,773          21

 National Bank of Greece                                1,406          30

 Public Power                                           560            13

 Titan Cement *                                         220            5

 Total Greece (Cost $149)                                             168

 HONG KONG  2.2%
 Common Stocks  2.2%
 Asia Aluminum Holdings                                 8,000          1

Asia Satellite Telecommunications                       500            1

 ASM Pacific Technology                                 1,500          5

 Bank of East Asia                                      6,000          17

 Beijing Enterprises Holdings                           2,000          2

 BOC Hong Kong                                          20,000         34

 Cafe De Coral                                          2,000          2

 Cathay Pacific Airways                                 5,000          9

 Chaoda Modern Agriculture ss.                          2,100          1

 Cheung Kong Holdings                                   8,000          59

 Cheung Kong Infrastructure Holdings                    4,000          9

 China Everbright ss.                                   2,000          1

 China Merchants Holdings                               4,000          6

 China National Aviation                                4,000          1

 China Resources Power Holdings *                       4,000          2

 China Travel International Investment                  6,000          1

 CITIC International Financial                          4,000          1

 CLP                                                    8,200          46

 CNPC Hong Kong                                         10,000         1

 COFCO International                                    2,000          1

 Cosco Pacific                                          4,000          6

 Dah Sing Financial                                     400            2

 Dairy Farm International (USD)                         4,500          10

 Denway Motors                                          20,000         7

 Esprit Holdings                                        3,500          16

 First Pacific *                                        6,000          2

 Fountain Set Holdings                                  2,000          1

 Giordano                                               4,000          2

 Great Eagle                                            1,000          2

 Guangdong Investment *                                 4,000          1

 Guoco Group                                            1,000          8

 Hang Lung Development                                  3,000          4

 Hang Lung Properties                                   5,000          7

 Hang Seng Bank                                         3,300          42

 Henderson Investor                                     3,000          4

 Henderson Land Development                             3,000          13

 Hengan International Group                             4,000          2

 Hong Kong & China Gas                                  20,930         36

 Hong Kong & Shanghai Hotels                            5,000          3

 Hong Kong Aircraft Engineering                         400            2

 Hong Kong Electric                                     7,000          30

Hong Kong Exchanges & Clearing                          4,000          8

 Hong Kong Land (USD)                                   10,000         18

 Hopewell Highway Infrastructure                        3,500          2

 Hopewell Holdings                                      4,000          8

 Hung Hing Printing Group                               2,000          2

 Hutchison Harbour Ring                                 6,000          1

 Hutchison Whampoa                                      15,000         101

 Hysan Development                                      2,000          4

 i-Cable Communication                                  2,200          1

 Industrial & Commercial Bank of China                  1,000          1

 Interchina Holdings *                                  10,000         0

 International Bank of Asia                             2,000          1

 iShares MSCI Hong Kong (USD)                           1,900          19

 Jardine Matheson (USD)                                 1,200          15

 Jardine Strategic (USD)                                1,500          8

 JCG Holdings                                           2,000          2

 Johnson Electric                                       5,500          6

 Kerry Properties                                       1,500          2

 Kingboard Chemical Holdings                            2,000          4

 Kowloon Motor Bus Holdings                             2,000          10

 Legend                                                 16,000         4

 Li & Fung                                              8,000          11

 Liu Chong Hing Bank                                    1,000          1

 Mandarin Oriental International (USD) *                6,000          3

 MTR                                                    9,000          13

 New World Development                                  8,000          6

 Next Media *                                           2,000          1

 NWS Holdings                                           3,000          3

 Oriental Press Group                                   2,000          1

 PCCW Limited *                                         21,200         15

 SCMP Group                                             6,000          2

 Shangri-La Asia ss.                                    4,000          4

 Shenzhen International, REIT                           22,500         1

 Shenzhen Investment, REIT                              2,000          0

 Shun Tak Holdings                                      4,000          2

 Sino Land                                              8,000          5

 Skyworth Digital Holdings                              6,000          2

 Smartone Telecommunications                            1,000          1

 Sun Hung Kai Properties                                9,000          76

 Swire Pacific, Series A                                4,000          27

Swire Pacific, Series B                                 7,500          9

 Techtronic Industries                                  6,000          9

 Television Broadcast                                   1,000          4

 Texwinca Holdings                                      2,000          2

 Tingyi Holding *                                       6,000          2

 Wharf                                                  5,000          15

 Wheelock,                                              2,000          3

 Wing Hang Bank                                         1,500          9

 Wing Lung Bank                                         300            2

 Yue Yuen Industrial                                    5,500          14

 Total Hong Kong (Cost $834)                                           860

 IRELAND  0.6%
 Common Stocks  0.6%
 Allied Irish Banks                                     3,837          59

 Anglo Irish Bank                                       1,636          26

 Bank of Ireland (Dublin Listing)                       4,229          55

 CRH                                                    2,526          56

 Irish Life & Permanent                                 1,321          20

 Kerry                                                  811            17

 Ryanair *                                              726            4

 Total Ireland (Cost $201)                                             237

 ITALY  3.9%
 Common Stocks  3.9%
 AEM                                                    2,255          4

 Alleanza Assicurazioni                                 1,703          18

 Assicurazioni Generali                                 5,884          156

 Autogrill *                                            458            7

 Banca Antonveneta *                                    1,297          26

 Banca Carige                                           1,867          7

 Banca Fideuram                                         1,594          8

 Banca Intesa                                           20,873         77

 Banca Lombarda                                         1,596          19

 Banca Monte dei Paschi di Siena                        6,414          19

 Banca Popolare di Lodi                                 1,131          11

 Banche Poplari Unite                                   1,569          26

 Banco Popolare di Verona e Novara                      1,534          26

 Benetton                                               429            5

BNL                                                     7,442          17

 Bulgari                                                561            5

 Capitalia                                              7,440          23

 Edison *                                               5,167          9

 Enel  ss.                                              10,930         86

 ENI                                                    13,672         281

 Fiat * ss.                                             2,610          21

 FinecoGroup * ss.                                      1,548          9

 Finmeccanica                                           26,384         19

 Fondiaria-Sai                                          344            7

 Gruppo Editoriale L'Espresso                           831            4

 Ifil (Ordinary shares) ss.                             2,055          7

 Italcementi                                            359            5

 Italcementi-RNC                                        382            3

 Luxottica Group                                        529            9

 Mediaset                                               2,802          30

 Mediobanca                                             1,553          18

 Mediolanum ss.                                          957            6

 Pirelli                                                12,190         12

 RAS                                                    1,527          27

 RCS MediaGroup                                         2,041          8

 Saipem                                                 2,550          24

 San Paolo IMI                                          4,835          55

 Seat Pagine Gialle  ss.                                 14,880         6

 Snam Rete Gas                                          4,381          19

 Telecom Italia                                         47,281         140

 Telecom Italia Media *                                 13,105         5

 Telecom Italia Mobile                                  18,954         101

 Telecom Italia-RNC                                     25,539         55

 UniCredito Italiano                                    21,830         105

 Total Italy (Cost $1,455)                                            1,525

 JAPAN  22.0%
 Common Stocks  22.0%
 ACOM                                                  400              26

 Advantest ss.                                           300            18

 AEON  ss.                                               1,100          38

 AEON Credit Service                                      100            6

 AIFUL                                                    150            14

 Aioi Insurance                                           2,000          9

Aisin Seiki  ss.                                          1,000          22

 Ajinomoto                                                4,000          47

 All Nippon Airways  ss.                                  9,000          27

 ALPS ELECTRIC  ss.                                       1,000          13

 Amada                                                    1,000          6

 Asahi Breweries                                          2,000          21

 Asahi Glass  ss.                                         4,000          36

 Asahi Kasei                                              4,000          18

 Asatsu-DK                                                 100            3

 Bandai                                                    200            5

 Bank of Fukuoka                                          2,000          10

 Bank of Kyoto ss.                                         1,000          6

 Bank of Nagoya                                           2,000          10

 Bank of Yokohama                                         4,000          22

 Benesse  ss.                                              300            9

 Bridgestone                                              3,000          54

 Brother Industries                                        1,000          9

 C&S  ss.                                                  100            2

 Canon                                                   4,000          195

 Casio Computer                                           1,000          14

 Central Glass                                             1,000          8

 Central Japan Railway  ss.                               4              32

 Chiba Bank                                               2,000          11

 Chubu Electric                                           2,600          55

 Chugai Pharmaceutical                                    1,900          30

 Chugoku Electric Power                                   1,200          21

 Citizen Watch  ss.                                       1,000          10

 Coca-Cola West Japan  ss.                                100            3

 Cosmo Oil  ss.                                           2,000          6

 Credit Saison                                            500            15

 CSK  ss.                                                 300            13

 Dai Nippon Printing                                      3,000          42

 Daicel Chemical Industries                                1,000          5

 Daido Steel                                               1,000          2

 Daihatsu Motor  ss.                                       1,000          8

 Daiichi Pharmaceutical                                   1,200          22

 Daikin Industries                                        1,000          25

 Daimaru  ss.                                              1,000          8

 Dainippon Ink & Chemicals                                9,000          21

 Dainippon Pharmaceutical  ss.                             1,000          8

Daishi Bank                                                1,000          3

 Daito Trust Construction                                 600            22

 Daiwa House Industry                                     2,000          21

 Daiwa Securities                                         6,000          39

 Denki Kagaku Kogyo Kabushiki Kaisha                       1,000          3

 Denso                                                    2,000          49

 Dentsu                                                   7              18

 Dowa Mining  ss.                                         1,000          6

 East Japan Railway                                       13             71

 Eisai                                                    1,000          29

 FamilyMart  ss.                                          200            6

 Fanuc                                                    800            46

 Fast Retailing                                           200            14

 Fuji Electric                                            5,000          12

 Fuji Heavy Industries ss.                                4,000          22

 Fuji Photo Film                                          2,000          60

 Fuji Television Network                                  2              4

 Fujikura                                                 1,000          5

 Fujisawa Pharmaceutical                                  1,000          24

 Fujitsu                                                  7,000          43

 Fukuyama Transporting                                    1,000          5

 Funai Electric                                           100            14

 Furukawa Electric  ss.                                   1,000          4

 Futaba                                                   100            3

 Gunma Bank                                               1,000          5

 Hachijuni Bank                                           1,000          6

 Hamamatsu Photonics  ss.                                 100            2

 Hankyu * ss.                                             4,000          16

 Hankyu Department Stores                                 1,000          7

 Hanshin Electric Railway                                 1,000          3

 Heiwa                                                    700            11

 Hino Motors  ss.                                         1,000          7

 Hirose Electric                                          100            10

 Hiroshima Bank                                           1,000          5

 Hitachi                                                  12,000         73

 Hitachi Cable                                            1,000          4

 Hitachi Capital ss.                                      100            2

 Hitachi Chemical                                         300            4

 Hokkaido Electric Power                                  500            9

 Hokkoku Bank                                             1,000          5

Hokugin Financial Group                                   15,000         35

 Hokuriku Electric Power  ss.                              500            8

 Honda Motor                                             3,400          165

 Hoya                                                     400            41

 Hyakujushi Bank                                           1,000          6

 Ibiden  ss.                                               200            3

 Isetan                                                    700            8

 iShares MSCI Japan (USD)                                21,800         215

 Ishikawajima Harima Heavy Industries  ss.                 6,000          9

 Isuzu Motors * ss.                                        1,000          3

 Ito  ss.                                                  100            5

 Ito-Yokado                                               1,000          39

 Itochu *                                                 4,000          15

 Itochu Techno-Science                                     100            4

 Iyo Bank                                                  1,000          7

 Jafco  ss.                                                100            6

 Japan Airlines *                                         4,000          12

 Japan Tobacco                                            4              31

 JFE Holdings ss.                                         2,000          48

 JGC                                                      1,000          9

 Joyo Bank                                                3,000          12

 JSAT                                                      1              3

 JSR                                                      1,000          17

 Juroku Bank                                               1,000          4

 Kajima ss.                                               11,000         37

 Kamigumi                                                 1,000          7

 Kanebo *                                                 1,000          1

 Kaneka                                                   1,000          9

 Kansai Electric Power                                    3,400          62

 Kansai Paint                                             1,000          6

 Kao                                                      3,000          74

 Katokichi                                                100            2

 Kawasaki Heavy Industries                                 6,000          9

 Kawasaki Kisen Kaisha                                    5,000          25

 KDDI                                                     14             72

 Keihin Electric Express Railway  ss.                     1,000          6

 Keio Electric Railway                                    2,000          11

 Keyence  ss.                                             200            42

 Kikkoman  ss.                                            1,000          9

 Kinki Nippon Railways ss.                                5,000          17

Kirin Brewery                                             3,000          29

 Kobe Steel                                               10,000         14

 Koei  ss.                                                1,300          27

 Komatsu  ss.                                             4,000          24

 Komeri                                                   100            2

 Konami                                                   200            4

 Konica Minolta Holdings                                  2,000          26

 Kubota                                                   3,000          14

 Kuraray                                                  2,000          15

 Kuraya Sanseido                                          500            7

 Kurita Water Industries                                  500            7

 Kyocera                                                  900            69

 Kyowa Hakko Kogyo                                        1,000          7

 Kyushu Electric Power                                    1,700          32

 Lawson  ss.                                              400            16

 Lion Corp                                                1,000          6

 Mabuchi Motor ss.                                        100            7

 Makita ss.                                               1,000          14

 Marubeni                                                 6,000          14

 Marui                                                    2,000          24

 Maruichi Steel Tube                                      2,000          33

 Matsushita Electric Industrial                           12,000         160

 Matsushita Electric Works                                671            6

 Mazda Motor                                              3,000          10

 Meiji Seika Kaisha                                       1,000          4

 Meitec                                                   100            3

 Millea                                                   7              103

 Minebea ss.                                               1,000          4

 Mitsubishi                                               6,000          58

 Mitsubishi Chemical                                      7,000          17

 Mitsubishi Electric                                      7,000          32

 Mitsubishi Estate                                        5,000          57

 Mitsubishi Gas Chemical ss.                              1,000          4

 Mitsubishi Heavy Industries                             15,000         39

 Mitsubishi Logistics ss.                                 1,000          9

 Mitsubishi Materials ss.                                 2,000          4

 Mitsubishi Rayon                                         1,000          3

 Mitsubishi Securities ss.                                1,000          12

 Mitsubishi Tokyo Financial                               15             134

 Mitsui                                                   5,000          37

Mitsui Chemical ss.                                       2,000          9

 Mitsui Engineering & Shipbuilding ss.                    3,000          4

 Mitsui Fudosan                                          4,000          44

 Mitsui Mining & Smelting ss.                             4,000          16

 Mitsui O.S.K. Lines                                      4,000          21

 Mitsui Sumitomo Insurance                                7,000          65

 Mitsui Trust                                             2,000          14

 Mitsukoshi ss.                                           1,000          5

 Mitsumi Electric                                         400            4

 Mizuho Financial Group                                   42             159

 Mizuho Investors Securities *                             2,000          4

 Mizuho Trust & Banking ss.                               14,000         23

 Murata Manufacturing                                     1,000          50

 Musashino Bank                                            100            4

 Nagoya Railroad ss.                                      3,000          10

 NEC                                                      6,000          37

 Net One Systems                                           2              6

 NGK Insulators                                            1,000          8

 Nichicon                                                  200            2

 Nidec ss.                                                 100            9

 Nikko Cordial                                            6,000          27

 Nikon ss.                                                1,000          10

 Nintendo                                                 500            56

 Nippon Express                                           3,000          16

 Nippon Meat Packer                                       1,000          12

 Nippon Mining Holdings  ss.                              3,500          15

 Nippon Oil                                               5,000          31

 Nippon Sheet Glass                                        1,000          4

 Nippon Shokubai                                           1,000          8

 Nippon Steel                                             22,000         45

 Nippon Telegraph & Telephone                             25             125

 Nippon Television Network                                 10             2

 Nippon Unipac  ss.                                       3              15

 Nippon Yusen ss.                                         3,000          14

 Nipponkoa Insurance ss.                                  2,000          12

 Nishi-Nippon Bank ss.                                     1,000          4

 Nishi-Nippon Railroad                                     1,000          3

 Nissan Chemical Industries                                1,000          7

 Nissan Motor                                             10,500         113

 Nissay Dowa General Insurance                             1,000          5

Nisshin Seifun Group                                      1,000          10

 Nisshin Steel                                            2,000          4

 Nissin Food Products                                     400            10

 Nitori                                                   50             3

 Nitto Denko                                              500            21

 NOK                                                      1,000          30

 Nomura                                                   9,000          123

 Nomura Research Institute                                 100            9

 NSK ss.                                                   1,000          4

 NTN ss.                                                   1,000          5

 NTT Data                                                  6              17

 NTT DoCoMo                                               93             162

 Obayashi                                                 2,000          10

 Odakyu Electric Railway                                  2,000          10

 Ogaki Kyoritsu Bank                                      1,000          5

 Oji Paper ss.                                            5,000          32

 Oki Electric Industry *                                  3,000          11

 Olympus Optical                                          1,000          19

 Omron ss.                                                1,000          21

 Ono Pharmaceutical                                       300            14

 Onward Kashiyama  ss.                                    1,000          14

 Oracle Japan  ss.                                        100            5

 Oriental Land                                            300            19

 Orix                                                     400            43

 Osaka Gas                                                7,000          19

 Pioneer ss.                                              500            11

 Promise                                                  350            23

 Q.P. Corporation ss.                                     300            3

 Resona Holdings * ss.                                    18,000         28

 Ricoh                                                    3,000          58

 Rinnai ss.                                               100            3

 Rohm                                                     600            64

 Sagami Railway *                                         1,000          3

 Sammy  ss.                                               100            5

 Sanken Electric ss.                                      1,000          11

 Sankyo                                                   1,300          28

 Sankyo Co. Limited                                       100            4

 Sanyo Electric ss.                                       5,000          19

 Sapporo Breweries                                        1,000          4

 Sapporo Hokuyo                                           1              6

Secom                                                     1,000          40

 Sega *                                                   400            5

 Seibu Railway ss.                                        1,000          12

 Seiko Epson ss.                                          600            23

 Seino Transportation ss.                                 1,000          10

 Seiyu *                                                  1,000          3

 Sekisui Chemical                                         2,000          14

 Sekisui House                                            2,000          20

 Seven-Eleven Japan                                       2,000          61

 SFCG                                                     30             6

 Sharp ss.                                                4,000          58

 Shikoku Bank                                             1,000          6

 Shikoku Electric Power ss.                               1,000          18

 Shima Seiki Manufacturing ss.                            100            3

 Shimachu                                                 100            2

 Shimamura                                                100            7

 Shimano                                                  1,500          36

 Shimizu ss.                                              3,000          12

 Shin-Etsu Chemical                                       1,800          61

 Shinko Securities                                        4,000          12

 Shinsei Bank                                             4,000          22

 Shionogi & Co.                                           1,000          18

 Shiseido ss.                                             1,000          12

 Shizuoka Bank                                            2,000          16

 Showa Denko ss.                                          5,000          11

 Skylark ss.                                              400            7

 SMC                                                      200            20

 Softbank ss.                                             900            32

 Softbank Investment                                      3              3

 Sohgo Security Services ss.                              2,100          25

 Sompo Japan Insurance                                    3,000          30

 Sony                                                    4,300          151

 Square Enix                                              100            3

 Stanley Electric ss.                                     300            5

 Sumisho Computer Systems                                1,100          29

 Sumitomo                                                3,000          21

 Sumitomo Chemicals                                      5,000          21

 Sumitomo Electric Industries                            2,000          19

 Sumitomo Forestry                                       1,000          10

 Sumitomo Metal Industries                               14,000         15

Sumitomo Metal Mining                                    2,000          12

 Sumitomo Mitsui Financial ss.                           21             127

 Sumitomo Osaka Cement                                   3,000          8

 Sumitomo Realty & Development                           2,000          23

 Sumitomo Trust & Banking                                5,000          29

 Suruga Bank                                             1,000          7

 Suzuken                                                 100            3

 Suzuki Motor                                            2,000          36

 T&D Holdings *                                          800            37

 Taiheiyo Cement                                         6,000          14

 Taisei                                                  3,000          9

 Taisho Pharmaceutical                                   1,000          21

 Taiyo Yuden ss.                                         1,000          12

 Takara Holdings ss.                                     1,000          7

 Takashimaya ss.                                         1,000          9

 Takeda Chemical Industries                              3,000          140

 Takefuji ss.                                            190            14

 Tanabe Seiyaku                                          1,000          8

 TDK                                                     400            28

 Teijin                                                  3,000          10

 TEPCO                                                   4,500          102

 Terumo ss.                                              700            17

 The 77 Bank                                             1,000          6

 The Chugoku Bank                                        1,000          10

 THK                                                     300            5

 Tobu Railway ss.                                        3,000          12

 Toho                                                    600            9

 Toho Gas                                                1,000          3

 Tohoku Electric Power                                   1,600          26

 Tokyo Electron                                          600            29

 Tokyo Gas                                               10,000         36

 Tokyo Style                                             1,000          11

 Tokyu                                                   4,000          18

 Tonen General Sekiyu  ss.                                1,000          8

 Toppan Forms  ss.                                        100            1

 Toppan Printing ss.                                      3,000          30

 Toray Industries                                        5,000          24

 Toshiba                                                 11,000         40

 Tosoh                                                   1,000          3

 Tostem Inax Holding                                     1,000          20

Toto ss.                                                 1,000          10

 Toyo Seikan Kaisha ss.                                  1,000          16

 Toyobo                                                  3,000          8

 Toyoda Gosei ss.                                        1,100          24

 Toyota Industries                                       500            12

 Toyota Motor                                            12,700         511

 Toyota Tsusho                                           1,000          10

 Trend Micro  ss.                                        500            20

 TV Asahi                                                1              2

 Ube Industries                                          3,000          4

 UFJ * ss.                                               18             72

 UFJ Tsubasa Securities                                  1,000          4

 Uni-Charm ss.                                           100            5

 Uny                                                    1,000          11

 Ushio                                                  1,000          17

 USS                                                    50             4

 West Japan Railway                                      6              24

 World Company ss.                                       100            3

 Yahoo Japan *                                           5              40

 Yakult Honsha ss.                                      1,000          15

 Yamada Denki                                           400            14

 Yamaguchi Bank                                         1,000          10

 Yamaha                                                 500            8

 Yamaha Motor ss.                                       1,000          15

 Yamanouchi Pharmaceutical                              1,700          58

 Yamato Transport                                       2,000          32

 YASKAWA Electric ss.                                   1,000          5

 Yokogawa Electric                                      1,000          12

 Yoshinoya D&C                                          1              2

 Total Japan (Cost $8,075)                                           8,577

 NETHERLANDS  4.8%
 Common Stocks  4.8%
 ABN Amro Holdings ss.                                  7,599          159

 Aegon                                                  6,978          79

 Akzo Nobel                                             1,312          43

 ASML Holding *                                         2,297          33

 DSM                                                    321            16

 Euronext                                               599            16

 European Aeronautic Defense & Space ss.                1,354          37

Fortis (Unified shares)                                 2,916          64

 Heineken *                                             1,108          35

 Heineken Holding                                       513            14

 ING Groep GDS                                          9,841          228

 Koninklijke Numico *                                   669            21

 Philips Electronics                                    5,986          145

 Reed Elsevier                                          3,259          42

 Rodamco Europe, REIT                                   296            18

 Royal Ahold *                                          7,070          53

 Royal Dutch Petroleum                                  9,661          484

 Royal KPN                                              11,287         83

 STMicroelectronics ss.                                 2,980          55

 TPG                                                    1,455          32

 Unilever GDS                                           2,727          168

 VNU                                                    1,008          27

 Wolters Kluwer GDS                                     1,167          20

 Total Netherlands (Cost $2,015)                                     1,872

 NEW ZEALAND  0.3%
 Common Stocks  0.3%
 Air New Zealand *                                      1,979          1

 Auckland International Airport                         892            4

 Briscoe Group                                          95             0

 Carter Holt Harvey                                     5,039          7

 Contact Energy                                         1,048          4

 Fisher & Paykel Appliances                             136            0

 Fisher & Paykel Healthcare                             197            2

 Fletcher Building                                      1,065          3

 Independent Newspapers                                 6,498          20

 Infratil Limited                                       1,016          2

 Infratil Limited, Warrants, 7/10/09 *                  203            0

 Kiwi Income Property Trust, Equity Units               6,039          4

 NGC Holdings                                           1,302          2

 Ports of Auckland                                      30             0

 Sanford                                                733            2

 Sky City                                               2,054          6

 Sky Network Television *                               136            1

 Telecom Corporation of New Zealand                     8,965          35

 Tower *                                                2,200          3

 Warehouse Group                                        1,391          4

Westpac Trust Investments                               165            2

                                                                      102

 Preferred Stocks  0.0%
 Tenon Limited *                                        877             1

                                                                        1

 Total New Zealand (Cost $82)                                          103

 NORWAY  0.5%
 Common Stocks  0.5%
 DnB Holding                                            4,062          28

 Norsk Hydro                                            907            57

 Norske Skogsindustrier                                 480            9

 Orkla, Series A  ss.                                   895            21

 Statoil ASA                                            1,824          23

 Storebrand ASA                                         1,817          12

 Telenor                                                4,034          27

 Yara International *                                   752            7

 Total Norway (Cost $149)                                             184

 PORTUGAL  0.4%
 Common Stocks  0.4%
 Banco BPI ss.                                          2,303          8

 Banco Comercial Portugues ss.                          9,646          20

 Banco Espirito Santo                                   374            6

 Brisa-Auto Estradas de Portugal                        2,239          16

 CIMPOR                                                 907            5

 Electricidade de Portugal ss.                          10,240         27

 Portugal Telecom                                       5,711          59

 Multimedia                                             255            5

 Total Portugal (Cost $135)                                           146

 SINGAPORE  0.9%
 Common Stocks  0.9%
 Allgreen Properties                                    1,000          1

 BIL International *                                    9,500          4

 Capitacommercial, REIT *                               400            0

 CapitaLand                                             2,000          2

 Capitamall Trust                                       200            0

 Capitamall Trust, REIT                                 2,000          2

Chartered Semiconductor Manufacturing *                 3,000          2

 China Aviation Oil Singapore Corporation               1,400          1

 City Developments                                      3,000          11

 ComfortDelGro Corporation                              7,012          5

 Creative Technology                                    350            4

 Datacraft Asia (USD) *                                 3,000          2

 DBS Group                                              5,000          45

 Elec & Eltek (USD)                                     1,400          4

 Fortune, REIT (HKD) *                                  2,000          1

 Fraser & Neave                                         1,000          8

 Haw Par                                                1,103          3

 Hong Leong Finance                                     1,000          2

 iShares MSCI Singapore (USD)                           1,600          10

 Keppel                                                 2,000          8

 MobileOne Limited                                      5,000          5

 NatSteel                                               4,000          5

 Neptune Orient Lines                                   4,000          6

 Noble Group (SGD)                                      4,000          2

 Overseas Chinese Banking                               4,000          30

 Pacific Century Regional Developments *                3,600          1

 Parkway                                                2,000          1

 People's Food Holdings                                 2,000          1

 Sembcorp                                               2,000          1

 Sembcorp Logistics                                     2,000          3

 Sembcorp Marine                                        7,000          4

 Singapore Airlines *                                   3,000          19

 Singapore Exchange                                     4,000          4

 Singapore Land                                         1,000          3

 Singapore Post                                         6,000          3

 Singapore Press                                        8,500          21

 Singapore Technologies Engineering                     6,000          7

 Singapore Telecommunications                           30,000         40

 Singapore Telecommunications CUFS (1 CDR represents
 1 ordinary share) (AUD)                                1,333          2

 SMRT                                                   2,000          1

 ST Assembly Test Services *                            4,000          3

 United Industrial                                      1,000          1

 United Overseas Bank                                   5,520          44

 Venture Manufacturing                                  1,000          9

 Want Want Holdings (USD)                               8,000          8

Wing Tai Holdings *                                     1,000          1

 Total Singapore (Cost $315)                                           340

 SPAIN  3.5%
 Common Stocks  3.5%
 Abertis Infraestructuras                               1,715          29

 Abertis Infraestructuras, Rights, 8/3/04 *             1,715          1

 Acciona                                                93             5

 Acerinox                                               904            12

 ACS Actividades                                        1,362          23

 Alba                                                   159            5

 Altadis, Series A                                      1,176          37

 Amadeus Global Travel Distribution ss.                 1,866          12

 Banco Bilbao Vizcaya Argentaria ss.                    15,047         200

 Banco de Sabadell                                      1,324          26

 Banco Popular Espanol                                  1,062          57

 Banco Santander Central Hispano ss.                    21,604         205

 Bankinter                                              280            10

 Cia Espanola de Petroleos                              347            12

 Endesa ss.                                             4,869          89

 FCC                                                    281            10

 Gas Natural                                            874            20

 Grupo Ferrovial                                        311            14

 Iberdrola                                              4,034          82

 Inditex ss.                                            1,130          26

 NH Hoteles                                             460            5

 Repsol                                                 5,614          119

 Telefonica                                             23,313         340

 Terra Networks *                                       1,811          7

 Union Electrica Fenosa                                 1,171          25

 Zardoya Otis                                           399            8

 Total Spain (Cost $1,242)                                           1,379

 SWEDEN  2.4%
 Common Stocks  2.4%
 Ainax AB *                                             122            4

 Assa Abloy ss.                                         1,438          17

 Atlas Copco, Series A                                  556            20

 Atlas Copco, Series B                                  244            8

Electrolux, Series B                                    1,439          25

 Eniro                                                  686            5

 ForeningsSparbanken, Series A                          1,940          35

 Gambro, Series A ss.                                   995            10

 Gambro, Series B ss.                                   455            5

 Hennes & Mauritz, Series B                             1,436          37

 Holmen, Series B                                       302            9

 Industrivarden, Series A                               591            10

 Industrivarden, Series C                               174            3

 Investor, Series A                                     915            9

 Investor, Series B                                     2,675          26

 iShares MSCI Sweden (USD)                              2,900          48

 LM Ericsson *                                          72,681         194

 NORDEA                                                 13,360         91

 Sandvik, Series B                                      1,242          43

 Scania, Series B                                       387            13

 SEB, Series A                                          3,025          41

 Securitas, Series B                                    1,353          15

 Skandia Forsakrings                                    4,093          16

 Skanska                                                1,937          17

 SKF, Series B                                          496            19

 SKF, Series A                                          101            4

 SSAB Svenskt Stal, Series B                            203            4

 SSAB Svenskt Stal, Series A                            292            5

 Svenska Cellulosa                                      915            34

 Svenska Handelsbanken, Series A                        2,828          53

 Swedish Match                                          1,791          17

 Tele2, Series B                                        510            20

 TeliaSonera                                            5,111          23

 TeliaSonera (EUR)                                      1,303          5

 Volvo, Series A                                        645            22

 Volvo, Series B                                        1,256          45

 Total Sweden (Cost $867)                                              952

 SWITZERLAND  6.8%
 Common Stocks  6.8%
 ABB *                                                  8,940          48

 Adecco ADR                                             544            25

 Baloise ss.                                            193            8

 Ciba Specialty Chemicals *                             346            24

Clariant                                                924            12

 Compagnie Financiere Richemont, Equity Units, Class A  2,307          60

 Converium Holding                                      138            3

 Credit Suisse Group *                                  5,603          180

 Givaudan                                               29             17

 Holcim                                                 845            44

 iShares MSCI Switzerland (USD)                         4,000          58

 Julius Baer                                            41             11

 Lonza Group ss.                                        178            8

 Nestle                                                 1,822          466

 Nobel Biocare Holding                                  99             13

 Novartis                                               12,826         574

 Pargesa Holdings                                       12             33

 Roche (Bearer shares)                                  115            14

 Roche Holding (Participation certificates) ss.         3,228          319

 Schindler Holding                                      16             5

 Schindler Holding (Participation certificates)         20             6

 Serono                                                 30             19

 Societe Generale de Surveillance                       22             12

 Swatch (Bearer shares)                                 123            16

 Swatch (Registered shares)                             455            12

 Swiss Life Holding *                                   141            16

 Swiss Re                                               1,472          86

 Swisscom ss.                                           117            38

 Syngenta *                                             448            37

 Synthes (CHF)                                          170            17

 UBS                                                    5,698          381

 Zurich Financial Services *                            638            90

 Total Switzerland (Cost $2,541)                                     2,652

 THAILAND  0.0%
 Common Stocks  0.0%
 Total Access Communications (USD) *                    400            1

 Total Thailand (Cost $1)                                              1

 UNITED KINGDOM  24.4%
 Common Stocks  24.4%
 3i Group                                               2,734          28

 Abbey National                                         6,746          70

Aegis                                                   3,766          6

 Alliance & Leicester                                   2,268          35

 Alliance Trust, Equity Units                           186            8

 Alliance UniChem                                       1,251          15

 Allied Domecq                                          4,917          40

 Amvescap                                               4,007          21

 Anglo American                                         6,778          144

 Antofagasta                                            242            4

 Associated British Foods                               1,648          19

 Associated British Ports                               1,280          9

 AstraZeneca                                            7,747          347

 Aviva                                                  10,051         102

 AWG *                                                  648            7

 AWG (Redeemable shares) *                              215,136        1

 Barclays                                               29,726         249

 BBA                                                    1,798          9

 BG Group                                               15,550         97

 BHP Billiton PLC                                       11,646         106

 BOC                                                    2,212          38

 Boots Group                                            3,556          44

 BP                                                     100,562        944

 BPB                                                    1,963          14

 Bradford & Bingley                                     3,369          16

 Brambles Industries PLC                                2,773          11

 British Aerospace                                      13,770         54

 British Airport Authorities                            4,728          48

 British Airways *                                      2,031          8

 British America Tobacco                                7,005          107

 British Land                                           2,343          30

 British Sky Broadcast                                  6,684          73

 BT Group                                               39,860         137

 Bunzl                                                  2,398          19

 Cable & Wireless                                       11,357         22

 Cadbury Schweppes                                      9,130          75

 Capita                                                 2,539          14

 Carnival                                               936            46

 Centrica                                               18,916         81

 Compass                                                10,098         59

 Daily Mail & General Trust                             1,141          14

 Diageo                                                 14,415         179

Dixons                                                  10,193         30

 Electrocomponents                                      2,235          13

 EMAP                                                   1,095          14

 EMI                                                    3,077          13

 Enterprise Inns                                        1,702          16

 Exel                                                   1,190          16

 Foreign and Colonial Investment Trust, Equity Units    3,403          11

 Friends Provident                                      10,301         25

 Gallaher                                               2,868          34

 GKN                                                    2,809          12

 GlaxoSmithKline                                        27,524         559

 GUS                                                    4,530          71

 Hammerson                                              1,084          14

 Hanson                                                 2,922          20

 Hays                                                   6,777          15

 HBOS                                                   18,196         236

 HHG *                                                  13,706         12

 Hilton Group                                           7,438          35

 HSBC                                                   50,519         742

 Imperial Chemical                                      4,737          20

 Imperial Tobacco Group                                 3,360          73

 InterContinental Hotels                                3,187          34

 International Power *                                  4,441          12

 Invesys *                                              19,576         6

 iShares MSCI United Kingdom (USD)                      14,900         235

 ITV                                                    18,214         35

 ITV (Convertible shares) *                             370            0

 J Sainsbury                                            5,636          28

 Jardine Lloyd Thomson Group                            556            5

 Johnson Matthey                                        919            15

 Kelda Group                                            1,605          15

 Kesa Electricals                                       2,179          11

 Kingfisher                                             10,135         52

 Land Securities                                        2,069          43

 Legal & General Group                                  30,471         54

 Liberty International                                  1,338          19

 Lloyds TSB                                             25,124         188

 Logica CMG                                             2,889          9

 Lonmin                                                 562            10

 Man Group                                              1,400          33

Marks & Spencer                                         10,612         67

 Matalan                                                423            2

 Misys                                                  1,828          6

 Mitchells & Butlers                                    2,033          10

 mm02 *                                                 39,706         65

 National Grid Group                                    14,391         114

 Next Group                                             1,226          33

 Northern Rock                                          2,002          26

 Old Mutual                                             17,468         33

 Pearson                                                3,530          40

 Peninsular & Oriental Steam Navigation                 3,516          14

 Persimmon                                              1,178          12

 Premier Farnell                                        1,471          6

 Provident Financial                                    1,112          11

 Prudential                                             8,981          74

 Rank                                                   2,306          12

 Reckitt Benckiser                                      3,215          88

 Reed Elsevier                                          6,014          53

 Rentokil Initial                                       7,188          19

 Reuters                                                6,468          38

 Rexam                                                  2,444          19

 Rio Tinto                                              5,118          133

 RMC                                                    1,378          15

 Rolls-Royce Group                                      7,191          32

 Royal & Sun Alliance                                   11,387         16

 Royal Bank of Scotland Group                           14,534         409

 SABMiller                                              4,419          56

 Sage Group                                             5,224          16

 Schroders                                              568            6

 Schroders (Non-Voting shares)                          434            4

 Scottish & Newcastle                                   4,039          29

 Scottish & Southern Energy                             3,787          49

 Scottish Mortgage Investment Trust, Equity Units       2,117          11

 Scottish Power                                         8,079          58

 Severn Trent                                           1,362          20

 Shell Transport & Trading                              45,399         329

 Shire Pharmaceuticals *                                2,021          18

 Signet Group                                           6,913          14

 Slough Estates                                         1,903          15

 Smith & Nephew                                         4,081          41

Smiths                                                   2,608        35

 Standard Chartered                                      5,435        90

 Tate & Lyle                                             2,089        12

 Tesco                                                   35,011       162

 TI Automotive *                                         270          0

 Tomkins ADR                                             3,327        15

 Travis Perkins                                          400          10

 Trinity Mirror                                          1,205        14

 Unilever                                                13,137       116

 United Business Media ADR                               2,023        18

 United Utilities                                        2,752        26

 United Utilities, Class A                               984          6

 Vodafone Group                                          307,441      667

 WH Smith                                                1,394        7

 Whitbread                                               1,333        20

 William Morrison Supermarkets                           11,783       39

 Witan Investment Trust, Equity Units                    1,564        8

 Wolseley                                                2,484        39

 WPP Group                                               5,290        49

 Xstrata                                                 2,204        31

 Total United Kingdom (Cost $9,045)                                  9,512

 SHORT-TERM INVESTMENTS  0.0%
 Money Market Funds  0.0%
 T. Rowe Price Reserve Investment Fund, 1.33% #           10,333       10

 Total United States (Cost $10)                                        10

 SECURITIES LENDING COLLATERAL  5.9%
                        Money Market Pooled Account 5.9%
                Investment in money market pooled account managed
 by JP Morgan Chase Bank, London, 1.32% #                 2,288,897    2,289

 Total Securities Lending Collateral (Cost $2,289)                     2,289

 Total Investments in Securities
 105.8% of Net Assets (Cost $39,468)                            $     41,306

(1)    Denominated in currency of country of incorporation unless otherwise noted
 #     Seven-day yield
 *     Non-income producing
 ss.   All or a portion of this security is on
       loan at July 31, 2004 - See Note 2
 ADR American Depository Receipts
 AUD Australian dollar
 CHF Swiss franc
 EUR Euro
 FDR Fiduciary Depository Receipts
 GDS Global Depository Shares
 HKD Hong Kong dollar
 REIT Real Estate Investment Trust
 USD U.S. dollar


The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price International Equity Index Fund
Unaudited July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price International Equity Index (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE(TM) International Limited Developed ex North America Index.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.
Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income.
It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2004 the value of loaned securities was $2,186,000; aggregate collateral consisted of $2,289,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2004 the cost of investments for federal income tax purposes was $39,468,000. Net unrealized gain aggregated $1,838,000 at period-end, of which $3,800,000 related to appreciated investments and $1,962,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                          SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004